Intangible Assets - Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 173,323	$ 62,116
Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	3,872
U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	330
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	33,718	50,692
Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	135,403	11,424
Operating Segment
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	1,375,610	1,184,240	$ 1,083,689
Operating Segment | Package and Courier
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	189,533	185,695	176,793
Operating Segment | Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	136,914	130,389	124,138
Operating Segment | Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	86,416	84,666	80,607
Operating Segment | U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	244,824	243,914	242,236
Operating Segment | Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	394,303	353,516	288,903
Operating Segment | Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 323,620	$ 186,060	$ 171,012